K&L Gates LLP
One Lincoln Street
Boston, MA 02111

July 1, 2010

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
Washington, D.C.  20549
Attn:  Mary Cole

Re:	Man-Glenwood Lexington, LLC
Registration Statement on Form N-2 (333-______; 811-21173)

Man-Glenwood Lexington TEI, LLC
Registration Statement on Form N-2 (333-_______; 811-21458)

Dear Ms. Cole:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of each of the above captioned funds (the “Registrants” and each a “Registrant”) is a Registration Statement on Form N-2 (the “Registration Statements”). Although these filings register additional interests and thus receive a new filing number under the 1933 Act, the Registrants are not new issuers and the filings represent the annual update for each Registrant.  Each filing thus would, if the Registrants were open-end investment companies, be filed pursuant to Rule 485(b).  In this regard, Registrants request limited review based on the staff's previous review of Registrants’ substantially similar filing last year, and Registrants seek effectiveness no later than July 31, 2010.

As you may recall, Registrants are two feeder funds that invest in the same master fund, and each Registrant offers to different investors: Man-Glenwood Lexington, LLC offers to taxable investors, and the other fund, Man-Glenwood Lexington TEI, LLC, offers to tax-exempt investors.  The two prospectuses differ only regarding the eligible investors for Man-Glenwood Lexington TEI, LLC and in the description of the structure of Man-Glenwood Lexington TEI, LLC in its use of an offshore subsidiary.

To facilitate your review, at your request we can send to you under separate cover marked versions of the prospectus and statements of additional information showing changes from the current offering documents.  Please note that, in keeping with the request for limited review based on the staff's prior review of a substantially similar filing, the changes from the previously effective filings are limited to inclusion of updated financial statements, routine updates to the expense, financial, performance and similar tables, portfolio managers, and new disclosure requirements regarding the board’s oversight of risk.  The investment strategies, investment policies and risks factors of Registrants have not materially changed.

Thank you for your attention to these filings.  Please direct any questions to the undersigned at (617) 261-3231.

Sincerely,

/s/ George J. Zornada

George J. Zornada